Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001865506
Document Type	S-4
Entity Registrant Name	ZEO ENERGY CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1601409
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false